Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	December 31, 2018	December 31, 2019
	RMB	RMB
Assets

Cash and cash equivalents	319,807,618	7,192,877
Investments in subsidiaries	392,559,403	392,559,403
Other assets	-	316,693,899
Total assets	712,367,021	716,446,179
Liabilities and shareholders' equity
Accrued employee benefits	-	418,572
Other operating liabilities	8,158,984	10,988,499
Total liabilities	8,158,984	11,407,071
Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2018 and December 31, 2019)	916,743	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(5,672)	(4,430,177)
Accumulated other comprehensive income:
Foreign currency translation adjustment	(2,125,479)	3,130,097
Total shareholders' equity	704,208,037	705,039,108
Total liabilities and shareholders' equity	712,367,021	716,446,179

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	2018	2019
	RMB	RMB
Interest and fees income
Interest on deposits with banks	-	426,672
Total interest and fees income	-	426,672
Other revenue	-	3,353,216
Total non-interest income	-	3,353,216
Total Revenue	-	3,779,888
Operating expenses
Employee compensation and benefits	-	(660,018)
Other expenses	(5,672)	(7,544,375)
Total operating expenses	(5,672)	(8,204,393)
Income before income tax	(5,672)	(4,424,505)
Income tax expense	-	-
Net loss	(5,672)	(4,424,505)
Other comprehensive (losses)/income
Foreign currency translation adjustment	(2,125,479)	5,255,576
Comprehensive (losses)/income	(2,131,151)	831,071

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	2018	2019
	RMB	RMB
Cash flows from operating activities:
Net loss	(5,672)	(4,424,505)
Other operating assets	-	(316,693,899)
Other operating liabilities	7,311	3,248,087
Net cash provided by operating activities	1,639	(317,870,317)
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost paid of RMB51,967,702 in 2018	321,930,733	-
Net cash provided by financing activities	321,930,733	-
Net increase in cash and cash equivalents	321,932,372	(317,870,317)
Cash and cash equivalents at the beginning of year	-	319,807,618
Effect of exchange rate change on cash and cash equivalents	(2,124,754)	5,255,576
Cash and cash equivalents at the end of year	319,807,618	7,192,877